UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-206987-01

Central Index Key Number of the issuing entity:     0001696707

BBCMS Mortgage Trust 2017-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-206987

Central Index Key Number of the depositor:     0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Barclays Bank PLC
(Central Index Key Number 0000312070)

UBS AG
(Central Index Key Number 0001685185)

Rialto Mortgage Finance, LLC
(Central Index Key Number 0001592182) (Exact name of sponsor as specified in its charter)

Daniel Vinson, (212) 528-8224
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.  File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.  File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “Original Form ABS-EE”), filed with the Securities and Exchange Commission on February 10, 2017, with respect to BBCMS Mortgage Trust 2017-C1, Commercial Mortgage Pass-Through Certificates, Series 2017-C1. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the Original Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 27, 2017

BARCLAYS COMMERCIAL MORTGAGE SECURITIES LLC

By:	/s/ Daniel Vinson
Name: Daniel Vinson
Title: Chief Executive Officer